Schedule of Investments(a)
January 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–97.51%
Advertising–2.30%
Trade Desk, Inc. (The), Class A(b)	1,292,136	$153,350,701
Aerospace & Defense–5.01%
Axon Enterprise, Inc.(b)(c)	226,030	147,412,245
Curtiss-Wright Corp.	177,576	61,608,218
Howmet Aerospace, Inc.	989,161	125,207,999
		334,228,462
Apparel Retail–1.48%
Burlington Stores, Inc.(b)	349,054	99,106,902
Application Software–11.79%
AppLovin Corp., Class A(b)	295,864	109,348,376
BILL Holdings, Inc.(b)(c)	493,904	47,795,090
Datadog, Inc., Class A(b)(c)	852,966	121,726,778
Fair Isaac Corp.(b)	22,833	42,778,995
Guidewire Software, Inc.(b)	337,624	71,329,823
HubSpot, Inc.(b)	185,135	144,318,287
Manhattan Associates, Inc.(b)	228,302	47,621,514
Pegasystems, Inc.	318,269	34,465,350
Samsara, Inc., Class A(b)	1,793,092	92,344,238
Tyler Technologies, Inc.(b)	125,221	75,337,962
		787,066,413
Asset Management & Custody Banks–4.14%
Ares Management Corp., Class A(c)	903,140	179,020,411
Blue Owl Capital, Inc.(c)	2,537,745	66,006,747
Hamilton Lane, Inc., Class A(c)	196,743	31,317,551
		276,344,709
Biotechnology–2.35%
Alnylam Pharmaceuticals, Inc.(b)	191,605	51,984,352
Natera, Inc.(b)	593,189	104,946,998
		156,931,350
Building Products–1.96%
AAON, Inc.	326,588	38,008,311
Builders FirstSource, Inc.(b)(c)	234,575	39,239,706
Lennox International, Inc.	90,213	53,443,986
		130,692,003
Cargo Ground Transportation–1.29%
XPO, Inc.(b)(c)	644,514	86,152,186
Communications Equipment–0.99%
Motorola Solutions, Inc.	141,584	66,438,292
Construction & Engineering–4.15%
Comfort Systems USA, Inc.	190,368	83,143,224
EMCOR Group, Inc.	149,783	67,111,771
Quanta Services, Inc.	412,440	126,870,668
		277,125,663
Construction Machinery & Heavy Transportation Equipment– 1.60%
Wabtec Corp.(c)	512,714	106,603,495
Shares		Value
Consumer Electronics–1.12%
Garmin Ltd.	345,764	$74,633,159
Education Services–1.30%
Duolingo, Inc.(b)(c)	238,796	86,919,356
Electrical Components & Equipment–1.68%
Vertiv Holdings Co., Class A(c)	956,435	111,922,024
Electronic Components–1.43%
Coherent Corp.(b)	1,053,397	95,321,895
Electronic Equipment & Instruments–1.14%
Zebra Technologies Corp., Class A(b)	193,360	75,785,518
Electronic Manufacturing Services–1.42%
Flex Ltd.(b)	2,270,890	94,582,569
Environmental & Facilities Services–0.90%
Clean Harbors, Inc.(b)	257,876	60,085,108
Financial Exchanges & Data–1.46%
Tradeweb Markets, Inc., Class A(c)	765,708	97,168,345
Footwear–1.52%
Deckers Outdoor Corp.(b)	570,494	101,182,816
Health Care Distributors–1.58%
Cencora, Inc.	416,059	105,766,358
Health Care Equipment–1.88%
Globus Medical, Inc., Class A(b)(c)	481,479	44,642,733
Insulet Corp.(b)	290,586	80,893,331
		125,536,064
Health Care Facilities–2.65%
Encompass Health Corp.	1,242,183	123,311,506
Tenet Healthcare Corp.(b)	381,595	53,762,920
		177,074,426
Health Care Supplies–0.59%
Cooper Cos., Inc. (The)(b)	408,138	39,405,724
Hotels, Resorts & Cruise Lines–3.32%
Hilton Worldwide Holdings, Inc.	602,280	154,225,840
Viking Holdings Ltd.(b)(c)	1,329,805	67,328,027
		221,553,867
Independent Power Producers & Energy Traders–0.87%
Vistra Corp.	345,241	58,010,845
Industrial Machinery & Supplies & Components–1.03%
ITT, Inc.	456,367	68,920,544
Insurance Brokers–0.96%
Brown & Brown, Inc.	614,218	64,284,056
Interactive Media & Services–0.91%
Reddit, Inc., Class A(b)	306,023	61,066,890
Internet Services & Infrastructure–3.39%
Cloudflare, Inc., Class A(b)	577,367	79,907,593
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Shares		Value
Internet Services & Infrastructure–(continued)
GoDaddy, Inc., Class A(b)	687,877	$146,277,044
		226,184,637
Investment Banking & Brokerage–5.16%
Evercore, Inc., Class A	406,360	118,360,477
Jefferies Financial Group, Inc.	1,226,912	94,337,264
Raymond James Financial, Inc.	408,872	68,886,755
Robinhood Markets, Inc., Class A(b)	1,215,611	63,150,991
		344,735,487
IT Consulting & Other Services–0.81%
Gartner, Inc.(b)	99,865	54,209,718
Leisure Facilities–0.65%
Planet Fitness, Inc., Class A(b)(c)	400,989	43,370,970
Life Sciences Tools & Services–0.46%
Repligen Corp.(b)	183,514	30,501,862
Movies & Entertainment–1.34%
Spotify Technology S.A. (Sweden)(b)	163,056	89,444,369
Oil & Gas Equipment & Services–0.68%
TechnipFMC PLC (United Kingdom)	1,504,706	45,216,415
Oil & Gas Storage & Transportation–3.36%
Cheniere Energy, Inc.	307,341	68,736,815
Targa Resources Corp.	791,197	155,707,569
		224,444,384
Other Specialty Retail–0.51%
Tractor Supply Co.(c)	622,540	33,841,274
Packaged Foods & Meats–0.66%
Freshpet, Inc.(b)(c)	273,890	43,808,706
Paper & Plastic Packaging Products & Materials–0.91%
Packaging Corp. of America	284,721	60,548,768
Real Estate Services–1.60%
Jones Lang LaSalle, Inc.(b)	376,759	106,547,445
Restaurants–2.57%
Cava Group, Inc.(b)	587,914	79,397,786
Texas Roadhouse, Inc.	509,169	92,210,506
		171,608,292
Semiconductors–4.17%
Astera Labs, Inc.(b)(c)	757,856	76,861,755
MACOM Technology Solutions Holdings, Inc.(b)	778,035	102,895,129
Monolithic Power Systems, Inc.	154,492	98,468,566
		278,225,450
Shares		Value
Steel–1.38%
Carpenter Technology Corp.	295,742	$57,095,950
Steel Dynamics, Inc.	274,938	35,247,052
		92,343,002
Systems Software–1.85%
CyberArk Software Ltd.(b)	333,588	123,754,476
Trading Companies & Distributors–3.36%
FTAI Aviation Ltd.(c)	368,338	37,029,019
United Rentals, Inc.(c)	106,403	80,659,858
W.W. Grainger, Inc.(c)	100,638	106,944,984
		224,633,861
Transaction & Payment Processing Services–1.83%
Affirm Holdings, Inc.(b)(c)	547,732	33,449,993
Fidelity National Information Services, Inc.	474,488	38,656,537
Toast, Inc., Class A(b)	1,230,733	50,361,595
		122,468,125
Total Common Stocks & Other Equity Interests (Cost $4,562,032,442)		6,509,146,981
Money Market Funds–1.77%
Invesco Government & Agency Portfolio, Institutional Class, 4.33%(d)(e)	41,345,961	41,345,961
Invesco Treasury Portfolio, Institutional Class, 4.29%(d)(e)	76,785,850	76,785,850
Total Money Market Funds (Cost $118,131,811)		118,131,811
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.28% (Cost $4,680,164,253)		6,627,278,792
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.80%
Invesco Private Government Fund, 4.35%(d)(e)(f)	89,234,862	89,234,862
Invesco Private Prime Fund, 4.48%(d)(e)(f)	231,474,901	231,544,343
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $320,779,205)		320,779,205
TOTAL INVESTMENTS IN SECURITIES–104.08% (Cost $5,000,943,458)		6,948,057,997
OTHER ASSETS LESS LIABILITIES—(4.08)%		(272,573,532)
NET ASSETS–100.00%		$6,675,484,465
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended January 31, 2025.

	Value October 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$66,573,046	$162,746,033	$(187,973,118)	$-	$-	$41,345,961	$541,507
Invesco Treasury Portfolio, Institutional Class	123,636,150	302,242,633	(349,092,933)	-	-	76,785,850	996,918
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	61,523,131	267,473,650	(239,761,919)	-	-	89,234,862	713,479*
Invesco Private Prime Fund	194,247,109	511,090,308	(473,793,074)	-	-	231,544,343	1,850,899*
Total	$445,979,436	$1,243,552,624	$(1,250,621,044)	$-	$-	$438,911,016	$4,102,803

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$6,509,146,981	$—	$—	$6,509,146,981
Money Market Funds	118,131,811	320,779,205	—	438,911,016
Total Investments	$6,627,278,792	$320,779,205	$—	$6,948,057,997
Invesco Discovery Mid Cap Growth Fund